Additional Paid-In Capital (Summary Of The Status Of Unvested Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Paid-In Capital [Abstract]
Unvested, Number of options (in shares)	738,750	300,000	597,000
Granted, Number of options (in shares)	985,000	600,000
Vested, Number of options (in shares)	(546,250)	(897,000)
Unvested, Weighted average grant-date fair value per option (in dollars per share)	$ 0.22	$ 1.47	$ 1.60
Granted, Weighted average grant-date fair value per option (in dollars per share)	$ 0.22	$ 1.47
Vested, weighted average grant-date fair value per option (in dollars per share)	$ 0.90	$ 1.56